PGIM Jennison Utility Fund Investment Strategy - PGIM Jennison Utility Fund	Jan. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose prices will increase as well as pay the Fund dividends and other income. The Fund normally invests at least 80% of its investable assets in equity and equity-related and investment-grade debt securities of utility companies. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund concentrates investments in utility companies, based on the Global Industry Classification Standard (“GICS”) Industry classifications, as they may be amended from time to time, include electric utilities, gas utilities, water utilities, multi-utilities, independent power and renewable electricity producers, diversified telecommunication services, wireless telecommunication services, and GICS subindustry, oil & gas storage & transportation. The Fund buys equity and equity-related securities, including common stocks; nonconvertible preferred stocks; convertible securities—like bonds, corporate notes and preferred stocks—that can convert into the company's common stock, the cash value of common stock, or some other equity security; American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stocks; equity securities of real estate investment trusts (“REITs”); investments in various types of business ventures, including partnerships and joint ventures; master limited partnerships (“MLPs”); and similar securities. The Fund invests in companies of any market capitalization. The Fund’s investment in debt securities, including corporate and government bonds, is generally limited to those rated investment-grade by a nationally recognized statistical rating organization (such as BBB or above by S&P Global Ratings (“S&P”) or Baa or above by Moody's Investors Service, Inc. (“Moody's”)) or, if not rated, to those the subadviser believes are of comparable quality. The Fund may invest up to 50% of its investable assets in foreign securities. The Fund participates in the initial public offering (“IPO”) market. The subadviser looks for stocks of companies that it believes will produce both above-average earnings and dividend growth over the long term. In deciding which stocks to buy, the subadviser uses a total return approach. That is, the subadviser seeks to invest in stocks that it believes have the potential to generate stable and increasing cash-flow that can be returned to investors through growing dividends or share repurchases. The subadviser also invests in stocks that it believes are undervalued, given the company’s earnings, cash-flows, or asset values, and may look for catalysts that will help unlock inherent value. A number of conditions can warrant the sale of an existing position, including (1) the stock has reached its price target; (2) subsequent events invalidate the subadviser’s investment thesis; (3) the catalysts it expected to narrow the gap between the stock price and what it believes to be the true worth of the company have passed or no longer exist; or (4) the stock price declines to below what the subadviser had thought to be the reasonable worst-case scenario. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Strategy Portfolio Concentration [Text]	 The Fund normally invests at least 80% of its investable assets in equity and equity-related and investment-grade debt securities of utility companies.